Convertible Debt	12 Months Ended
Dec. 31, 2013
Convertible Debt [Abstract]
Convertible Debt

9. Convertible Debt

2012 Series B Convertible Bridge Notes

In November 2012, the Company entered into two convertible bridge note agreements pursuant to which the Company issued convertible bridge notes in the aggregate original principal amount of $3,311,546 (the "2012 Tranche 1 Bridge Notes") in anticipation of closing a Series B convertible preferred stock financing in early 2013. In January through April 2013, the Company issued additional convertible bridge notes in the aggregate original principal amount of $2,000,000 (the "2012 Tranche 2 Bridge Notes") (collectively, the "2012 Bridge Notes"). The 2012 Tranche 1 Bridge Notes carried interest at a rate of 5% per annum with a maturity date of November 12, 2013. The 2012 Tranche 2 Bridge Notes had identical terms to the 2012 Tranche 1 Bridge Notes except that the 2012 Tranche 2 Bridge Notes accrued interest at 10% per annum instead of 5% per annum. In April 2013, the Company modified the 2012 Tranche 1 Bridge Notes retroactively increasing the interest rate to 10%.

The terms of conversion of the 2012 Bridge Notes provided for issuance of a variable number of shares and warrants which could increase the amount of the obligation depending upon the timing of the Series B preferred stock offering.

The Company determined that the 2012 Bridge Notes should be recorded at fair value at inception and remeasured at each subsequent reporting period through conversion since the terms of the agreements provided that the principal and interest would be converted into a variable number of Series B preferred stock. Fair value was determined by calculating the settlement value of the debt "as if" converted at the end of each reporting period. At December 31, 2012, the fair value of the 2012 Bridge Notes was determined to be $3,528,313 based on a conversion discount of 5% comprised of $3,311,546 of principle, $42,475 of accrued interest and $174,292 of unrealized appreciation.

On May 20, 2013, the fair value of the 2012 Bridge Notes was determined to be $6,490,071. In accordance with the terms of the 2012 Bridge Note agreements, the fair value of the 2012 Bridge Notes was converted into 3,090,524 shares of Series B convertible preferred stock with detachable warrants for the purchase of 388,435 shares of common stock.

The Company determined that the common stock warrants issued upon conversion of the Series B Bridge Notes were more closely related to equity than debt due to their conversion into common stock and lack of debt-like features and, accordingly, their fair value of $136,380 as of May 20, 2013 based on the Black-Scholes option pricing model was reallocated to additional paid-in capital.

2013 Series B Convertible Bridge Notes

In November 2013, in anticipation of the Merger and related financing completed in January and February 2014, the Company completed a private placement to accredited investors of $5,000,000 of its senior subordinated secured convertible notes (the "2013 Bridge Notes"). The 2013 Bridge Notes bore interest at 10% per annum and were payable on July 15, 2014, subject to earlier conversion as described below. Interest on the 2013 Bridge Notes was to be payable at maturity; provided that upon conversion of the 2013 Bridge Notes as described below, accrued interest was forgiven.

The 2013 Bridge Notes were secured by a second priority security interest on all of the assets of the Company and its subsidiary, subject to certain limited exceptions. This security interest terminated upon conversion of the 2013 Bridge Notes in connection with the Merger and related private placement financing.

Similar to the accounting for the 2012 Bridge Notes, the Company determined that the 2013 Bridge Notes should be recorded at fair value at inception and remeasured each subsequent reporting period through conversion since the terms of the agreements provided that the principal and interest would be converted into a variable number of Series B preferred stock. Fair value was determined by calculating the settlement value of the debt "as if" converted at the end of each reporting period. At December 31, 2013, the fair value of the 2013 Bridge Notes was determined to be $5,062,417.

Subsequent to December 31, 2013, upon the closing of the Merger and the private placement financing discussed in Note 18, Subsequent Events, Merger with Ekso Bionics Holdings, Inc., the outstanding principal amount of the Bridge Notes was converted into Units of Holdings at a conversion price of $1.00 per Unit. Also, the investors received an additional warrant to purchase a number of shares of common stock of Holdings equal to 50% of the number of shares of common stock of Holdings contained in the Units into which the Bridge Notes were converted (i.e. 2,500,000 shares in the aggregate), at an exercise price of $1.00 per share, for a term of three years (the "Bridge Warrants").